23. Mileage program (Tables)	12 Months Ended
Dec. 31, 2020
Mileage Program Abstract
Schedule of mileage program

	2020	2019
Mileage program	2,145,097	1,755,985
Others	5,817	1,764
Breakage	(569,952)	(577,075)
Total	1,580,962	1,180,674

Current	1,258,502	1,009,023
Non-current	322,460	171,651